Trading securities and financial assets measured at FVIS (Tables)	12 Months Ended
Sep. 30, 2023
Trading securities and financial assets measured at FVIS
Schedule of trading securities and financial assets measured at FVIS

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Trading securities
Government and semi-government securities	10,808	7,026	9,772	6,159
Other debt securities	5,835	5,173	4,435	4,175
Equity securities	5	-	5	-
Other	448	747	448	747
Total trading securities	17,096	12,946	14,660	11,081
Reverse repurchase agreements	12,054	8,988	12,013	8,988
Other financial assets measured at FVIS
Other debt securities	1,351	2,391	1,310	2,342
Equity securities	6	7	4	6
Total other financial assets measured at FVIS	1,357	2,398	1,314	2,348
Total trading securities and financial assets measured at FVIS	30,507	24,332	27,987	22,417